UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10155

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	12-31

Date of reporting period:	06-30-2022

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

Semiannual Report

June 30, 2022

VP Inflation Protection Fund
Class I (APTIX)
Class II (AIPTX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Fund Characteristics

JUNE 30, 2022
Types of Investments in Portfolio	% of net assets
U.S. Treasury Securities	54.8%
Corporate Bonds	17.9%
Collateralized Mortgage Obligations	6.9%
Asset-Backed Securities	5.0%
Collateralized Loan Obligations	4.3%
Commercial Mortgage-Backed Securities	4.1%
Exchange-Traded Funds	1.8%
U.S. Government Agency Securities	0.4%
Municipal Securities	0.1%
Short-Term Investments	5.7%
Other Assets and Liabilities	(1.0)%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Ending Account Value 6/30/22	Expenses Paid During Period(1) 1/1/22 - 6/30/22	Annualized Expense Ratio(1)
Actual
Class I	$1,000	$902.70	$2.26	0.48%
Class II	$1,000	$902.20	$3.44	0.73%
Hypothetical
Class I	$1,000	$1,022.41	$2.41	0.48%
Class II	$1,000	$1,021.18	$3.66	0.73%
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

JUNE 30, 2022 (UNAUDITED)

	Principal Amount/Shares	Value
U.S. TREASURY SECURITIES — 54.8%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	$16,936,237	$17,942,692
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	6,428,307	6,984,015
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	10,841,437	11,513,831
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,925,328	4,587,094
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	4,006,046	4,455,836
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	13,672,416	12,513,677
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	18,335,316	16,229,918
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	13,273,350	13,600,033
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	25,168,670	22,579,337
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	8,968,176	8,514,780
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	2,335,457	2,162,307
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/48	1,172,400	1,121,427
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	229,784	221,597
U.S. Treasury Inflation Indexed Bonds, 0.25%, 2/15/50	9,873,286	7,811,653
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/51	9,161,295	7,071,772
U.S. Treasury Inflation Indexed Bonds, 0.125%, 2/15/52	13,033,928	10,142,097
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	8,168,171	8,252,455
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/25	22,563,158	22,552,931
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	22,083,650	22,338,760
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/26	16,811,905	16,660,802
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	9,045,900	8,976,249
U.S. Treasury Inflation Indexed Notes, 0.125%, 10/15/26	9,522,090	9,439,333
U.S. Treasury Inflation Indexed Notes, 0.375%, 1/15/27	1,196,850	1,192,929
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/27	14,847,275	14,625,157
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	10,814,202	10,780,290
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	18,225,689	18,110,974
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	748,638	754,434
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	4,860,032	4,715,708
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/30	28,373,425	27,102,477
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/30	16,914,150	16,142,977
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/31	20,990,529	19,981,968
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/31	18,337,560	17,450,881
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/32	33,812,439	32,125,105
TOTAL U.S. TREASURY SECURITIES (Cost $426,252,525)		398,655,496
CORPORATE BONDS — 17.9%
Aerospace and Defense — 0.2%
Raytheon Technologies Corp., 4.125%, 11/16/28	1,790,000	1,768,295
Airlines†
British Airways Pass Through Trust, Series 2021-1, Class A, 2.90%, 9/15/36(2)	261,269	230,868
Automobiles — 1.0%
BMW US Capital LLC, 3.25%, 4/1/25(2)	999,000	987,763
Ford Motor Credit Co. LLC, 4.39%, 1/8/26	470,000	434,118
General Motors Financial Co., Inc., 2.70%, 8/20/27	2,670,000	2,351,640
Honda Motor Co. Ltd., 2.27%, 3/10/25	2,340,000	2,253,011

	Principal Amount/Shares	Value
Toyota Motor Credit Corp., 2.50%, 3/22/24	$1,309,000	$1,290,003
		7,316,535
Banks — 4.9%
Banco Santander SA, 5.18%, 11/19/25	1,400,000	1,401,656
Banco Santander SA, VRN, 4.18%, 3/24/28	400,000	381,980
Bank of America Corp., 4.18%, 11/25/27	830,000	807,405
Bank of America Corp., VRN, 3.38%, 4/2/26	760,000	737,674
Bank of America Corp., VRN, 3.42%, 12/20/28	1,449,000	1,350,713
Bank of America Corp., VRN, 2.88%, 10/22/30	777,000	679,150
Bank of Ireland Group PLC, VRN, 2.03%, 9/30/27(2)	577,000	502,715
Bank of Montreal, 3.70%, 6/7/25	390,000	387,094
Bank of Nova Scotia, 3.45%, 4/11/25	671,000	663,043
Barclays PLC, VRN, 2.28%, 11/24/27	795,000	705,328
BNP Paribas SA, VRN, 4.375%, 3/1/33(2)	505,000	468,871
Canadian Imperial Bank of Commerce, 3.30%, 4/7/25	1,400,000	1,374,842
Citigroup, Inc., VRN, 3.07%, 2/24/28	400,000	371,344
Citigroup, Inc., VRN, 3.52%, 10/27/28	616,000	576,086
Commonwealth Bank of Australia, VRN, 3.61%, 9/12/34(2)	770,000	685,957
Discover Bank, VRN, 4.68%, 8/9/28	2,545,000	2,475,176
DNB Bank ASA, VRN, 2.97%, 3/28/25(2)	1,535,000	1,503,083
Fifth Third Bancorp, VRN, 4.06%, 4/25/28	571,000	557,249
First-Citizens Bank & Trust Co., VRN, 3.93%, 6/19/24	1,215,000	1,207,666
FNB Corp., 2.20%, 2/24/23	3,810,000	3,768,225
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	1,142,000	1,091,050
HSBC Holdings PLC, VRN, 4.18%, 12/9/25	1,135,000	1,118,259
HSBC Holdings PLC, VRN, 2.80%, 5/24/32	440,000	361,754
JPMorgan Chase & Co., VRN, 4.08%, 4/26/26	472,000	466,765
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	485,000	432,407
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	1,474,000	1,366,810
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	1,291,000	1,111,458
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	705,000	601,089
JPMorgan Chase & Co., VRN, 2.55%, 11/8/32	392,000	326,087
Lloyds Banking Group PLC, VRN, 2.91%, 11/7/23	1,250,000	1,245,900
National Australia Bank Ltd., 2.33%, 8/21/30(2)	515,000	414,482
PNC Financial Services Group, Inc., VRN, 4.63%, 6/6/33	300,000	290,129
Societe Generale SA, 4.35%, 6/13/25(2)	635,000	633,866
Swedbank AB, 3.36%, 4/4/25(2)	200,000	196,643
Toronto-Dominion Bank, 4.11%, 6/8/27	1,130,000	1,118,366
Toronto-Dominion Bank, 4.46%, 6/8/32	429,000	424,607
Truist Financial Corp., VRN, 4.12%, 6/6/28	309,000	304,609
UniCredit SpA, 7.83%, 12/4/23(2)	2,395,000	2,481,025
US Bancorp, VRN, 2.49%, 11/3/36	785,000	640,554
Wells Fargo & Co., VRN, 3.53%, 3/24/28	463,000	438,943
		35,670,060
Biotechnology — 0.2%
AbbVie, Inc., 2.95%, 11/21/26	1,200,000	1,137,891
Capital Markets — 2.7%
Ares Capital Corp., 3.50%, 2/10/23	1,650,000	1,643,014
Ares Capital Corp., 4.20%, 6/10/24	746,000	732,982
Bank of New York Mellon Corp., VRN, 3.43%, 6/13/25	1,360,000	1,350,022
Blackstone Private Credit Fund, 3.25%, 3/15/27(2)	605,000	513,779

	Principal Amount/Shares	Value
Blue Owl Finance LLC, 3.125%, 6/10/31(2)	$139,000	$107,435
Deutsche Bank AG, VRN, 3.96%, 11/26/25	1,825,000	1,765,220
Deutsche Bank AG, VRN, 2.31%, 11/16/27	1,121,000	968,262
FS KKR Capital Corp., 4.25%, 2/14/25(2)	198,000	186,849
FS KKR Capital Corp., 3.125%, 10/12/28	259,000	206,822
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	2,622,000	2,522,558
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	266,000	235,596
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	562,000	530,454
Golub Capital BDC, Inc., 2.50%, 8/24/26	277,000	232,217
Hercules Capital, Inc., 2.625%, 9/16/26	521,000	450,501
Intercontinental Exchange, Inc., 4.35%, 6/15/29	237,000	233,826
Main Street Capital Corp., 5.20%, 5/1/24	1,138,000	1,135,371
Main Street Capital Corp., 3.00%, 7/14/26	251,000	219,344
Morgan Stanley, VRN, 0.53%, 1/25/24	1,938,000	1,900,304
Morgan Stanley, VRN, 0.79%, 5/30/25	755,000	703,490
Morgan Stanley, VRN, 2.48%, 9/16/36	270,000	207,894
Owl Rock Capital Corp., 3.40%, 7/15/26	2,850,000	2,506,837
Prospect Capital Corp., 3.71%, 1/22/26	493,000	437,315
Prospect Capital Corp., 3.44%, 10/15/28	244,000	187,177
UBS Group AG, VRN, 1.49%, 8/10/27(2)	725,000	634,943
		19,612,212
Consumer Finance — 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.15%, 10/29/23	1,008,000	961,124
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.50%, 7/15/25	1,086,000	1,112,753
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/28	1,353,000	1,140,936
Avolon Holdings Funding Ltd., 2.53%, 11/18/27(2)	1,157,000	944,135
BOC Aviation USA Corp., 1.625%, 4/29/24(2)	1,072,000	1,027,599
Capital One Financial Corp., VRN, 4.93%, 5/10/28	244,000	241,852
		5,428,399
Diversified Financial Services — 0.4%
Block Financial LLC, 3.875%, 8/15/30	800,000	720,278
Corebridge Financial, Inc., 3.85%, 4/5/29(2)	575,000	531,903
PG&E Energy Recovery Funding LLC, 2.82%, 7/15/48	1,400,000	1,087,972
UBS Group AG, VRN, 4.49%, 5/12/26(2)	578,000	576,587
		2,916,740
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 4.35%, 3/1/29	3,205,000	3,157,846
AT&T, Inc., 4.50%, 5/15/35	408,000	388,304
AT&T, Inc., 4.90%, 8/15/37	706,000	704,435
AT&T, Inc., 4.55%, 3/9/49	652,000	594,197
AT&T, Inc., 3.55%, 9/15/55	369,000	277,084
Telefonica Emisiones SA, 4.90%, 3/6/48	1,275,000	1,089,694
Verizon Communications, Inc., 4.33%, 9/21/28	936,000	931,875
Verizon Communications, Inc., 1.75%, 1/20/31	60,000	48,250
Verizon Communications, Inc., 4.86%, 8/21/46	460,000	453,782
		7,645,467
Electric Utilities — 0.2%
Duke Energy Florida LLC, 1.75%, 6/15/30	610,000	506,584
Duke Energy Progress LLC, 2.00%, 8/15/31	1,220,000	1,011,777
		1,518,361

	Principal Amount/Shares	Value
Entertainment — 0.3%
Magallanes, Inc., 3.64%, 3/15/25(2)	$622,000	$603,200
Magallanes, Inc., 3.76%, 3/15/27(2)	472,000	443,135
Take-Two Interactive Software, Inc., 3.55%, 4/14/25	1,130,000	1,112,544
		2,158,879
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.65%, 3/15/27	413,000	392,574
American Tower Corp., 3.95%, 3/15/29	150,000	139,783
Broadstone Net Lease LLC, 2.60%, 9/15/31	280,000	228,659
LXP Industrial Trust, 2.375%, 10/1/31	385,000	298,075
Office Properties Income Trust, 2.40%, 2/1/27	419,000	342,715
Phillips Edison Grocery Center Operating Partnership I LP, 2.625%, 11/15/31	367,000	284,357
Rexford Industrial Realty LP, 2.15%, 9/1/31	901,000	709,284
SBA Tower Trust, 3.45%, 3/15/48(2)	1,647,000	1,633,816
STORE Capital Corp., 2.70%, 12/1/31	107,000	85,809
		4,115,072
Food Products — 0.1%
Mondelez International, Inc., 2.125%, 3/17/24	308,000	300,409
Mondelez International, Inc., 2.75%, 4/13/30	109,000	95,835
		396,244
Health Care Providers and Services — 0.6%
CVS Health Corp., 1.30%, 8/21/27	1,220,000	1,052,154
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	426,129
HCA, Inc., 3.125%, 3/15/27(2)	1,162,000	1,056,737
Roche Holdings, Inc., 2.31%, 3/10/27(2)	1,930,000	1,808,295
		4,343,315
Household Durables — 0.3%
Lennar Corp., 4.75%, 5/30/25	1,310,000	1,309,512
Safehold Operating Partnership LP, 2.85%, 1/15/32	837,000	673,344
		1,982,856
Insurance — 0.9%
American International Group, Inc., 3.90%, 4/1/26	2,142,000	2,102,373
Aon Corp., 4.50%, 12/15/28	715,000	709,085
Athene Global Funding, 3.21%, 3/8/27(2)	205,000	186,605
Athene Global Funding, 1.99%, 8/19/28(2)	558,000	463,825
Brighthouse Financial Global Funding, 2.00%, 6/28/28(2)	372,000	321,400
Global Atlantic Fin Co., 3.125%, 6/15/31(2)	395,000	314,640
Sammons Financial Group, Inc., 3.35%, 4/16/31(2)	2,365,000	1,957,309
Sammons Financial Group, Inc., 4.75%, 4/8/32(2)	317,000	288,907
SBL Holdings, Inc., 5.125%, 11/13/26(2)	533,000	517,910
		6,862,054
IT Services†
Global Payments, Inc., 3.75%, 6/1/23	320,000	317,810
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 1.22%, 10/18/24	3,930,000	3,727,573
Media — 0.3%
Discovery Communications LLC, 4.65%, 5/15/50	430,000	338,972
Paramount Global, 4.95%, 1/15/31	380,000	362,176
Paramount Global, 4.375%, 3/15/43	530,000	410,807
Time Warner Cable LLC, 4.50%, 9/15/42	1,155,000	903,528
		2,015,483

	Principal Amount/Shares	Value
Multi-Utilities — 0.7%
Ameren Corp., 1.95%, 3/15/27	$2,220,000	$1,992,302
CenterPoint Energy, Inc., 2.65%, 6/1/31	560,000	477,626
Dominion Energy, Inc., 1.45%, 4/15/26	2,050,000	1,856,329
Sempra Energy, 3.30%, 4/1/25	767,000	750,057
Sempra Energy, 3.25%, 6/15/27	350,000	332,285
		5,408,599
Oil, Gas and Consumable Fuels — 0.7%
Enbridge, Inc., 1.60%, 10/4/26	1,910,000	1,701,803
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	326,301
Petroleos Mexicanos, 6.70%, 2/16/32	425,000	324,955
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	970,062
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	1,155,000	1,195,378
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	400,000	359,637
		4,878,136
Personal Products — 0.2%
GSK Consumer Healthcare Capital UK PLC, 3.125%, 3/24/25(2)	1,512,000	1,474,389
Pharmaceuticals†
Viatris, Inc., 4.00%, 6/22/50	141,000	94,652
Real Estate Management and Development — 0.1%
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31(2)	474,000	403,713
Road and Rail — 0.1%
DAE Funding LLC, 1.55%, 8/1/24(2)	429,000	402,150
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 4.00%, 4/15/29(2)	1,307,000	1,212,314
Intel Corp., 3.20%, 8/12/61	834,000	611,321
KLA Corp., 4.65%, 7/15/32	300,000	306,251
Qorvo, Inc., 4.375%, 10/15/29	621,000	547,014
Qorvo, Inc., 3.375%, 4/1/31(2)	223,000	175,777
		2,852,677
Software — 0.1%
VMware, Inc., 3.90%, 8/21/27	1,015,000	975,151
Specialty Retail — 0.3%
Home Depot, Inc., 2.70%, 4/15/25	836,000	821,044
Lowe's Cos., Inc., 3.35%, 4/1/27	1,357,000	1,306,983
		2,128,027
Technology Hardware, Storage and Peripherals — 0.1%
Dell International LLC / EMC Corp., 6.02%, 6/15/26	690,000	717,460
Trading Companies and Distributors — 0.1%
Air Lease Corp., 2.875%, 1/15/26	1,194,000	1,097,930
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	560,000	487,837
TOTAL CORPORATE BONDS (Cost $140,503,173)		130,084,835
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.9%
Private Sponsor Collateralized Mortgage Obligations — 6.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	22,916	21,331
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	181,355	172,639
Agate Bay Mortgage Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	213,164	204,261

	Principal Amount/Shares	Value
Angel Oak Mortgage Trust, Series 2019-4, Class A3 SEQ, VRN, 3.30%, 7/26/49(2)	$83,631	$83,224
Angel Oak Mortgage Trust, Series 2019-5, Class A3, VRN, 2.92%, 10/25/49(2)	427,579	418,937
Angel Oak Mortgage Trust, Series 2019-6, Class A3 SEQ, VRN, 2.93%, 11/25/59(2)	460,655	452,074
Arroyo Mortgage Trust, Series 2021-1R, Class A2, VRN, 1.48%, 10/25/48(2)	588,600	548,194
Arroyo Mortgage Trust, Series 2021-1R, Class A3, VRN, 1.64%, 10/25/48(2)	480,174	447,617
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 3.57%, (1-month LIBOR plus 1.95%), 7/25/29(2)	3,045,000	2,990,354
Bellemeade Re Ltd., Series 2021-2A, Class M1C, VRN, 2.78%, (30-day average SOFR plus 1.85%), 6/25/31(2)	3,200,000	3,029,513
Bellemeade Re Ltd., Series 2021-3A, Class M1A, VRN, 1.93%, (30-day average SOFR plus 1.00%), 9/25/31(2)	2,250,000	2,222,148
Cendant Mortgage Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	103,365	100,365
Chase Mortgage Finance Corp., Series 2021-CL1, Class M1, VRN, 2.13%, (30-day average SOFR plus 1.20%), 2/25/50(2)	626,635	596,306
CHNGE Mortgage Trust, Series 2022-3, Class A1 SEQ, VRN, 5.00%, 5/25/67	975,000	954,009
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	279,839	266,944
Credit Suisse Mortgage Trust, Series 2021-NQM2, Class A3 SEQ, VRN, 1.54%, 2/25/66(2)	529,678	503,348
Deephaven Residential Mortgage Trust, Series 2020-2, Class A3 SEQ, 2.86%, 5/25/65(2)	2,225,000	2,207,876
Deephaven Residential Mortgage Trust, Series 2021-3, Class A3, VRN, 1.55%, 8/25/66(2)	1,551,084	1,409,348
Farm Mortgage Trust, Series 2021-1, Class A, VRN, 2.18%, 1/25/51(2)	3,315,059	2,946,472
Imperial Fund Mortgage Trust, Series 2021-NQM1, Class A3 SEQ, VRN, 1.62%, 6/25/56(2)	571,771	522,690
JP Morgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.84%, 10/25/29(2)	771,766	744,070
JP Morgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	1,330,091	1,264,484
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.46%, 1/25/47(2)	638,910	598,818
New Residential Mortgage Loan Trust, Series 2020-NQM2, Class A2 SEQ, VRN, 2.89%, 5/24/60(2)	2,090,000	1,986,370
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	932,962	869,080
Sequoia Mortgage Trust, Series 2019-4, Class A7 SEQ, VRN, 3.50%, 11/25/49(2)	3,992,995	3,733,895
Sequoia Mortgage Trust, Series 2021-5, Class A4 SEQ, VRN, 2.50%, 7/25/51(2)	2,501,446	2,286,693
SG Residential Mortgage Trust, Series 2021-1, Class A3 SEQ, VRN, 1.56%, 7/25/61(2)	1,312,407	1,167,582
Shelter Growth Issuer Ltd., Series 2022-FL4, Class A, VRN, 3.42%, (1-month SOFR plus 2.30%), 6/17/37(2)	2,000,000	1,997,932
STAR Trust, Series 2021-1, Class A1 SEQ, VRN, 1.22%, 5/25/65(2)	1,508,016	1,423,412
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(2)	3,765,000	3,761,133
Verus Securitization Trust, Series 2020-1, Class A3 SEQ, 2.72%, 1/25/60(2)	1,663,201	1,633,640
Verus Securitization Trust, Series 2021-1, Class A3, VRN, 1.16%, 1/25/66(2)	1,316,666	1,197,171

		Principal Amount/Shares	Value
Verus Securitization Trust, Series 2021-5, Class A3, VRN, 1.37%, 9/25/66(2)		$1,653,793	$1,405,838
Verus Securitization Trust, Series 2022-3, Class A3, VRN, 4.13%, 2/25/67(2)		3,570,023	3,484,680
Vista Point Securitization Trust, Series 2020-2, Class A3, VRN, 2.50%, 4/25/65(2)		649,641	628,080
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33		89,279	89,506
			48,370,034
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FNMA, Series 2014-C02, Class 2M2, VRN, 4.22%, (1-month LIBOR plus 2.60%), 5/25/24		503,288	503,560
FNMA, Series 2022-R03, Class 1M1, VRN, 3.03%, (30-day average SOFR plus 2.10%), 3/25/42(2)		1,150,573	1,131,057
			1,634,617
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $52,895,452)			50,004,651
ASSET-BACKED SECURITIES — 5.0%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(2)		3,600,000	3,078,183
Blackbird Capital Aircraft, Series 2021-1A, Class A SEQ, 2.44%, 7/15/46(2)		1,267,946	1,086,866
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)		267,686	261,653
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2 SEQ, 4.94%, 1/25/52(2)	CAD	2,950,000	2,143,929
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(2)		$1,900,000	1,736,919
Global SC Finance VII Srl, Series 2020-1A, Class A SEQ, 2.17%, 10/17/40(2)		1,448,043	1,327,450
Global SC Finance VII Srl, Series 2021-1A, Class A, SEQ, 1.86%, 4/17/41(2)		2,215,367	1,975,329
Global SC Finance VII Srl, Series 2021-2A, Class A SEQ, 1.95%, 8/17/41(2)		1,115,031	996,083
Goodgreen Trust, Series 2020-1A, Class A SEQ, 2.63%, 4/15/55(2)		1,151,574	1,045,362
Goodgreen Trust, Series 2021-1A, Class A SEQ, 2.66%, 10/15/56(2)		763,507	692,217
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)		787,028	775,980
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)		1,285,863	1,231,427
Mosaic Solar Loan Trust, Series 2021-1A, Class A SEQ, 1.51%, 12/20/46(2)		1,842,251	1,590,854
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(2)		1,500,000	1,313,150
Progress Residential Trust, Series 2021-SFR2, Class C, 2.00%, 4/19/38(2)		7,625,000	6,870,485
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(2)		800,000	682,381
ServiceMaster Funding LLC, Series 2020-1, Class A2I SEQ, 2.84%, 1/30/51(2)		1,851,563	1,601,771
Sierra Timeshare Receivables Funding LLC, Series 2019-3A, Class B, 2.75%, 8/20/36(2)		1,709,302	1,642,718
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class B, 1.34%, 11/20/37(2)		2,867,765	2,671,504
Tricon American Homes Trust, Series 2020-SFR2, Class B, 1.83%, 11/17/39(2)		2,200,000	1,935,911
Triton Container Finance VIII LLC, Series 2020-1A, Class A SEQ, 2.11%, 9/20/45(2)		2,043,000	1,821,034
TOTAL ASSET-BACKED SECURITIES (Cost $40,270,916)			36,481,206

	Principal Amount/Shares	Value
COLLATERALIZED LOAN OBLIGATIONS — 4.3%
Ares XXXIX CLO Ltd., Series 2016-39A, Class BR2, VRN, 2.64%, (3-month LIBOR plus 1.60%), 4/18/31(2)	$3,500,000	$3,339,779
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.08%, (3-month LIBOR plus 1.02%), 4/20/31(2)	1,750,000	1,715,307
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class CR3, VRN, 3.74%, (3-month LIBOR plus 2.60%), 4/22/32(2)	1,700,000	1,613,264
Dryden Senior Loan Fund, Series 2016-43A, Class B2R2, 3.09%, 4/20/34(2)	3,000,000	2,526,101
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.18%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,700,000	1,667,035
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.21%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,250,000	2,208,362
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 5.08%, (3-month SOFR plus 2.60%), 7/20/31(2)(3)	2,200,000	2,200,000
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.02%, (3-month LIBOR plus 0.98%), 4/15/31(2)	2,500,000	2,457,752
Magnetite XXIX Ltd., Series 2021-29A, Class B, VRN, 2.44%, (3-month LIBOR plus 1.40%), 1/15/34(2)	2,600,000	2,462,070
Marathon CLO Ltd., Series 2021-17A, Class B2, 4.03%, 1/20/35(2)	3,000,000	2,575,459
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 3.06%, (1-month LIBOR plus 1.45%), 10/16/36(2)	1,830,000	1,737,113
Palmer Square CLO Ltd., Series 2014-1A, Class A1R2, VRN, 2.17%, (3-month LIBOR plus 1.13%), 1/17/31(2)	1,250,000	1,230,621
Rockford Tower CLO Ltd., Series 2020-1A, Class B, VRN, 2.86%, (3-month LIBOR plus 1.80%), 1/20/32(2)	1,800,000	1,753,568
Stratus CLO Ltd., Series 2021-1A, Class A, VRN, 1.86%, 12/29/29(2)	1,460,498	1,433,205
Wellfleet CLO Ltd., Series 2022-1A, Class B2, 4.78%, 4/15/34(2)	2,000,000	2,000,000
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $32,522,338)		30,919,636
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
BDS Ltd., Series 2020-FL6, Class C, VRN, 3.16%, (30-day average SOFR plus 2.36%), 9/15/35(2)	2,384,500	2,301,435
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.66%, 3/9/44(2)	2,873,000	2,417,192
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.67%, 3/11/44(2)	3,000,000	2,435,282
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 3.32%, (1-month LIBOR plus 2.00%), 9/15/36(2)	1,900,000	1,776,066
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 3.72%, (1-month LIBOR plus 2.40%), 9/15/36(2)	2,200,000	2,054,576
BX Trust , Series 2019-OC11, Class A SEQ, 3.20%, 12/9/41(2)	2,801,000	2,510,242
BX Trust , Series 2019-OC11, Class C, 3.86%, 12/9/41(2)	2,050,000	1,817,667
BXMT Ltd., Series 2020-FL2, Class B, VRN, 2.99%, (1-month SOFR plus 1.51%), 2/15/38(2)	2,400,000	2,316,942
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class B, VRN, 2.55%, (1-month LIBOR plus 1.23%), 5/15/36(2)	1,375,000	1,345,839
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 2.92%, (1-month LIBOR plus 1.60%), 5/15/36(2)	3,306,000	3,218,786
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 4.18%, (1-month LIBOR plus 2.85%), 7/15/38(2)	2,586,084	2,480,255
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A SEQ, 4.13%, 7/5/31(2)	3,055,000	3,007,999

	Principal Amount/Shares	Value
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41(2)	$2,815,000	$2,316,385
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $33,079,469)		29,998,666
EXCHANGE-TRADED FUNDS — 1.8%
Vanguard Intermediate-Term Corporate Bond ETF	141,600	11,330,832
Vanguard Short-Term Corporate Bond ETF	19,500	1,487,070
TOTAL EXCHANGE-TRADED FUNDS (Cost $14,799,770)		12,817,902
U.S. GOVERNMENT AGENCY SECURITIES — 0.4%
Tennessee Valley Authority, Series B, 4.70%, 7/15/33 (Cost $3,227,133)	$2,400,000	2,615,657
MUNICIPAL SECURITIES — 0.1%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $1,126,146)	1,120,000	968,039
SHORT-TERM INVESTMENTS — 5.7%
Commercial Paper(4) — 5.7%
Chesham Finance Ltd. / Chesham Finance LLC, 1.60%, 7/1/22(2)	25,000,000	24,998,925
Landesbank Baden-Wuerttemberg, 1.60%, 7/1/22(2)	16,600,000	16,599,287
TOTAL SHORT-TERM INVESTMENTS (Cost $41,600,000)		41,598,212
TOTAL INVESTMENT SECURITIES — 101.0% (Cost $786,276,922)		734,144,300
OTHER ASSETS AND LIABILITIES — (1.0)%		(7,082,397)
TOTAL NET ASSETS — 100.0%		$727,061,903

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	2,434,378	CAD	3,063,154	UBS AG	9/14/22	$54,315

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.21%	1/19/24	$22,000,000	$574	$2,182,824	$2,183,398
CPURNSA	Receive	2.27%	1/26/24	$5,000,000	517	487,514	488,031
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	(654)	2,212,465	2,211,811
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(601)	1,496,592	1,495,991
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(601)	1,383,894	1,383,293
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(610)	1,506,996	1,506,386
CPURNSA	Receive	1.62%	10/17/24	$12,500,000	(601)	1,560,952	1,560,351
CPURNSA	Receive	2.26%	2/1/25	$12,000,000	573	1,205,768	1,206,341
CPURNSA	Receive	1.08%	6/4/25	$4,000,000	525	637,944	638,469
CPURNSA	Receive	2.24%	1/12/26	$9,000,000	555	931,917	932,472
CPURNSA	Receive	2.33%	2/2/26	$20,000,000	622	1,977,106	1,977,728
CPURNSA	Receive	2.70%	8/27/26	$15,000,000	592	830,785	831,377
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	540,941	540,387
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(624)	990,205	989,581
CPURNSA	Receive	1.79%	10/16/29	$6,100,000	(574)	746,090	745,516
CPURNSA	Receive	1.80%	10/21/29	$6,100,000	(566)	851,052	850,486
CPURNSA	Receive	1.88%	11/21/29	$1,000,000	(516)	132,873	132,357
CPURNSA	Receive	1.87%	11/25/29	$5,000,000	(554)	668,011	667,457
CPURNSA	Receive	1.29%	5/19/30	$3,000,000	532	570,903	571,435
CPURNSA	Receive	1.63%	6/25/30	$8,000,000	586	1,368,200	1,368,786
CPURNSA	Receive	2.51%	8/27/31	$7,500,000	581	422,299	422,880
CPURNSA	Receive	2.50%	9/3/31	$10,000,000	608	562,171	562,779
					$(190)	$23,267,502	$23,267,312

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(5)	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	$88,418
Bank of America N.A.(5)	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	395,344
Bank of America N.A.(5)	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	661,130
Bank of America N.A.(5)	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	169,326
Bank of America N.A.(5)	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	381,451
Barclays Bank PLC	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	34,981
Barclays Bank PLC	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	238,718
Barclays Bank PLC	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	278,907
Barclays Bank PLC	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	176,777
Barclays Bank PLC	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(2,105,572)
Barclays Bank PLC	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(423,879)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$1,500,000	214,057
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	1,776,546
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	1,896,737
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	247,328
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	237,612
						$4,267,881
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
CAD	-	Canadian Dollar
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
SEQ	-	Sequential Payer
SOFR	-	Secured Overnight Financing Rate
USD	-	United States Dollar
VRN	-	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $8,967,173.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $213,226,225, which represented 29.3% of total net assets.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Collateral has been received at the custodian for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $1,855,165.

See Notes to Financial Statements.

Statement of Assets and Liabilities

JUNE 30, 2022 (UNAUDITED)
Assets
Investment securities, at value (cost of $786,276,922)	$734,144,300
Cash	3,962,012
Receivable for investments sold	41,427
Receivable for capital shares sold	10,546
Unrealized appreciation on forward foreign currency exchange contracts	54,315
Swap agreements, at value	6,797,332
Interest and dividends receivable	1,896,845
746,906,777

Liabilities
Payable for collateral received for swap agreements	4,540,000
Payable for investments purchased	3,852,866
Payable for capital shares redeemed	7,982,962
Payable for variation margin on swap agreements	529,198
Swap agreements, at value	2,529,451
Accrued management fees	280,385
Distribution fees payable	130,012
19,844,874

Net Assets	$727,061,903

Net Assets Consist of:
Capital (par value and paid-in surplus)	$763,033,048
Distributable earnings	(35,971,145)
$727,061,903

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Class I, $0.01 Par Value	$107,543,794	10,732,381	$10.02
Class II, $0.01 Par Value	$619,518,109	61,954,046	$10.00

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$20,371,769
Dividends	169,688
20,541,457

Expenses:
Management fees	1,710,474
Distribution fees - Class II	791,483
Directors' fees and expenses	22,610
Other expenses	63,758
2,588,325

Net investment income (loss)	17,953,132

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(7,368,346)
Forward foreign currency exchange contract transactions	(77,648)
Futures contract transactions	(575,135)
Swap agreement transactions	(372,083)
Foreign currency translation transactions	20,243
(8,372,969)

Change in net unrealized appreciation (depreciation) on:
Investments	(95,984,750)
Forward foreign currency exchange contracts	120,672
Futures contracts	134,748
Swap agreements	8,634,519
Translation of assets and liabilities in foreign currencies	(262)
(87,095,073)

Net realized and unrealized gain (loss)	(95,468,042)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(77,514,910)

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED JUNE 30, 2022 (UNAUDITED) AND YEAR ENDED DECEMBER 31, 2021
Increase (Decrease) in Net Assets	June 30, 2022	December 31, 2021
Operations
Net investment income (loss)	$17,953,132	$23,347,560
Net realized gain (loss)	(8,372,969)	9,774,191
Change in net unrealized appreciation (depreciation)	(87,095,073)	11,824,676
Net increase (decrease) in net assets resulting from operations	(77,514,910)	44,946,427

Distributions to Shareholders
From earnings:
Class I	(3,429,208)	(4,341,348)
Class II	(18,812,392)	(18,818,265)
Decrease in net assets from distributions	(22,241,600)	(23,159,613)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	36,185,812	131,499,953

Net increase (decrease) in net assets	(63,570,698)	153,286,767

Net Assets
Beginning of period	790,632,601	637,345,834
End of period	$727,061,903	$790,632,601

See Notes to Financial Statements.

Notes to Financial Statements

JUNE 30, 2022 (UNAUDITED)

1. Organization

American Century Variable Portfolios II, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. VP Inflation Protection Fund (the fund) is the sole fund issued by the corporation. The fund’s investment objective is to pursue long-term total return using a strategy that seeks to protect against U.S. inflation. The fund offers Class I and Class II.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
Investment Income — Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The fund may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation’s investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all funds in the American Century Investments family of funds that have the same investment advisor and distributor as the fund. For purposes of determining the Investment Category Fee and Complex Fee, the assets of funds managed by the investment advisor that invest exclusively in the shares of other funds (funds of funds) are not included. The rates for the Investment Category Fee range from 0.1625% to 0.2800% and the rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for each class for the period ended June 30, 2022 was 0.46%.

Distribution Fees — The Board of Directors has adopted the Master Distribution Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay ACIS an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. Fees incurred under the plan during the period ended June 30, 2022 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the fund. The directors receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Directors. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases of investment securities, excluding short-term investments, for the period ended June 30, 2022 totaled $411,412,009, of which $246,838,168 represented U.S. Treasury and Government Agency obligations.

Sales of investment securities, excluding short-term investments, for the period ended June 30, 2022 totaled $367,340,619, of which $231,491,198 represented U.S. Treasury and Government Agency obligations.

5. Capital Share Transactions

Transactions in shares of the fund were as follows:

	Six months ended June 30, 2022		Year ended December 31, 2021
	Shares	Amount	Shares	Amount
Class I/Shares Authorized	250,000,000		250,000,000
Sold	1,871,961	$20,514,210	3,896,496	$43,686,957
Issued in reinvestment of distributions	327,559	3,429,208	387,606	4,341,348
Redeemed	(2,506,638)	(27,568,454)	(4,331,274)	(48,717,092)
	(307,118)	(3,625,036)	(47,172)	(688,787)
Class II/Shares Authorized	250,000,000		250,000,000
Sold	11,520,109	124,507,981	19,780,250	221,657,584
Issued in reinvestment of distributions	1,803,077	18,812,392	1,682,191	18,818,265
Redeemed	(9,529,728)	(103,509,525)	(9,667,657)	(108,287,109)
	3,793,458	39,810,848	11,794,784	132,188,740
Net increase (decrease)	3,486,340	$36,185,812	11,747,612	$131,499,953

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Treasury Securities	—	$398,655,496	—
Corporate Bonds	—	130,084,835	—
Collateralized Mortgage Obligations	—	50,004,651	—
Asset-Backed Securities	—	36,481,206	—
Collateralized Loan Obligations	—	30,919,636	—
Commercial Mortgage-Backed Securities	—	29,998,666	—
Exchange-Traded Funds	$12,817,902	—	—
U.S. Government Agency Securities	—	2,615,657	—
Municipal Securities	—	968,039	—
Short-Term Investments	—	41,598,212	—
	$12,817,902	$721,326,398	—
Other Financial Instruments
Swap Agreements	—	$30,064,644	—
Forward Foreign Currency Exchange Contracts	—	54,315	—
	—	$30,118,959	—

Liabilities
Other Financial Instruments
Swap Agreements	—	$2,529,451	—

7. Derivative Instruments

Foreign Currency Risk — The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The value of foreign investments held by a fund may be significantly affected by changes in foreign currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar declines against such foreign currency. A fund may enter into forward foreign currency exchange contracts to reduce a fund's exposure to foreign currency exchange rate fluctuations or to gain exposure to the fluctuations in the value of foreign currencies. The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily. Realized gain or loss is recorded upon settlement of the contract. Net realized and unrealized gains or losses occurring during the holding period of forward foreign currency exchange contracts are a component of net realized gain (loss) on forward foreign currency exchange contract transactions and change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts, respectively. A fund bears the risk of an unfavorable change in the foreign currency exchange rate underlying the forward contract. Additionally, losses, up to the fair value, may arise if the counterparties do not perform under the contract terms. The fund's average U.S. dollar exposure to foreign currency risk derivative instruments held during the period was $7,051,131.

Interest Rate Risk — The fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. The fund's average notional exposure to interest rate risk derivative instruments held during the period was $17,170,228 futures contracts purchased and $17,596,417 futures contracts sold.

Other Contracts — A fund may enter into total return swap agreements in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets or gain exposure to certain markets in the most economical way possible. A fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments, including inflationary risk. The fund's average notional amount held during the period was $311,750,000.

Value of Derivative Instruments as of June 30, 2022

	Asset Derivatives		Liability Derivatives
Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Foreign Currency Risk	Unrealized appreciation on forward foreign currency exchange contracts	$54,315	Unrealized depreciation on forward foreign currency exchange contracts	—
Other Contracts	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$529,198
Other Contracts	Swap agreements	6,797,332	Swap agreements	2,529,451
		$6,851,647		$3,058,649
*Included in the unrealized appreciation (depreciation) on centrally cleared swap agreements, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2022

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Foreign Currency Risk	Net realized gain (loss) on forward foreign currency exchange contract transactions	$(77,648)	Change in net unrealized appreciation (depreciation) on forward foreign currency exchange contracts	$120,672
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(575,135)	Change in net unrealized appreciation (depreciation) on futures contracts	134,748
Other Contracts	Net realized gain (loss) on swap agreement transactions	(372,083)	Change in net unrealized appreciation (depreciation) on swap agreements	8,634,519
		$(1,024,866)		$8,889,939

8. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The fund may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

The fund’s investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$792,365,976
Gross tax appreciation of investments	$2,326,279
Gross tax depreciation of investments	(60,547,955)
Net tax appreciation (depreciation) of investments	$(58,221,676)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Class I
2022(3)	$11.44	0.27	(1.36)	(1.09)	(0.27)	(0.06)	(0.33)	$10.02	(9.73)%	0.48%(4)	5.02%(4)	53%	$107,544
2021	$11.11	0.39	0.32	0.71	(0.38)	—	(0.38)	$11.44	6.61%	0.46%	3.48%	64%	$126,346
2020	$10.28	0.16	0.84	1.00	(0.17)	—	(0.17)	$11.11	9.81%	0.47%	1.53%	66%	$123,185
2019	$9.66	0.25	0.63	0.88	(0.26)	—	(0.26)	$10.28	9.16%	0.47%	2.48%	41%	$98,523
2018	$10.23	0.28	(0.54)	(0.26)	(0.31)	—	(0.31)	$9.66	(2.57)%	0.48%	2.83%	15%	$86,413
2017	$10.13	0.24	0.15	0.39	(0.29)	—	(0.29)	$10.23	3.92%	0.47%	2.34%	28%	$88,334
Class II
2022(3)	$11.42	0.26	(1.36)	(1.10)	(0.26)	(0.06)	(0.32)	$10.00	(9.78)%	0.73%(4)	4.77%(4)	53%	$619,518
2021	$11.09	0.36	0.32	0.68	(0.35)	—	(0.35)	$11.42	6.27%	0.71%	3.23%	64%	$664,287
2020	$10.26	0.14	0.84	0.98	(0.15)	—	(0.15)	$11.09	9.55%	0.72%	1.28%	66%	$514,161
2019	$9.64	0.22	0.63	0.85	(0.23)	—	(0.23)	$10.26	8.90%	0.72%	2.23%	41%	$510,615
2018	$10.21	0.26	(0.55)	(0.29)	(0.28)	—	(0.28)	$9.64	(2.82)%	0.73%	2.58%	15%	$525,858
2017	$10.11	0.21	0.16	0.37	(0.27)	—	(0.27)	$10.21	3.67%	0.72%	2.09%	28%	$588,902

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized. The total returns presented do not include the fees and charges assessed with investments in variable insurance products, those charges are disclosed in the separate account prospectus. The inclusion of such fees and charges would lower total return.
(3)Six months ended June 30, 2022 (unaudited).
(4)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 21, 2022, the Fund’s Board of Directors (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors (the "Directors"), including a majority of the independent Directors, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Directors have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Directors noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to, the following:

•the nature, extent, and quality of investment management, shareholder services, and other services provided and to be provided to the Fund including without limitation portfolio management and trading services, shareholder and intermediary service levels and quality, compliance and legal services, fund accounting and financial reporting, and fund share distribution;
•the wide range of other programs and services provided by the Advisor and its affiliates to the Fund and its shareholders on a routine and non-routine basis;
•the Fund’s investment performance, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;
•the cost of owning the Fund compared to the cost of owning similarly-managed funds;
•the compliance policies, procedures, and regulatory experience of the Advisor and its affiliates and certain other Fund service providers;
•financial data showing the cost of services provided by the Advisor and its affiliates to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;
•the Advisor’s strategic plans, generally, and with respect to the ongoing impact of the COVID-19 pandemic response, heightened areas of interest in the mutual fund industry and recent geopolitical issues;
•the Advisor’s business continuity plans, vendor management practices, and cyber security practices;
•any economies of scale associated with the Advisor’s management of the Fund;
•services provided and charges to the Advisor’s other investment management clients;
•fees and expenses associated with any investment by the Fund in other funds;
•payments and practices in connection with financial intermediaries holding shares of the Fund on behalf of their clients and the services provided by intermediaries in connection therewith; and
•any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two meetings and the independent Directors met in private session to discuss the renewal and to review and discuss the information provided in response to their request. The Board held active discussions with the Advisor regarding the renewal of the management agreement. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including:

•constructing and designing the Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of the Fund’s portfolio
•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information during the management agreement renewal process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any actions being taken to improve performance. The Fund’s performance was above its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor, either directly or through affiliates or third parties, provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including cyber security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Directors have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale, to the extent they exist, through its fee structure and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than securities transaction expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, fees and expenses of the Fund’s independent Directors (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Investment Company Act Rule 12b-1. Under this unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided with respect to the Fund. The Directors reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board also noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the terms of the management agreement are fair and reasonable and that the management fee charged to the Fund is reasonable in light of the services provided and that the management agreement between the Fund and the Advisor should be renewed for an additional one-year period.

Liquidity Risk Management Program

The Fund has adopted a liquidity risk management program (the “program”). The Fund’s Board of Directors (the "Board") has designated American Century Investment Management, Inc. (“ACIM”) as the administrator of the program. Personnel of ACIM or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Program Administrator, including members of ACIM’s Investment Oversight Committee who are members of the ACIM’s Investment Management and Global Analytics departments.

Under the program, ACIM manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. ACIM’s process of determining the degree of liquidity of certain Fund’s investments is supported by a third-party liquidity assessment vendor.

The Board reviewed a report prepared by ACIM regarding the operation and effectiveness of the program for the period January 1, 2021 through December 31, 2021. No significant liquidity events impacting the Fund were noted in the report. In addition, ACIM provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-378-9878 or visiting American Century Investments’ website at americancentury.com/proxy. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These portfolio holdings are available on the fund's website at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878. The fund’s Form N-PORT reports are available on the SEC’s website at sec.gov.

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American Century Variable Portfolios II, Inc.

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2022 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-92981 2208

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Variable Portfolios II, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	August 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	August 24, 2022

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	August 24, 2022